Financial instruments and related disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (4)	£ 0	£ 0
Amount of hedge ineffectiveness recognised in profit or loss	(15)	0	£ 0
Cash flow hedges | Variability in cash flows from a highly probable forecast transaction
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	8	(41)
Due to hedged item affecting balance sheet	(6)	37
Cash flow hedges | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		(1)
Net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	522	402
Amount of hedge ineffectiveness recognised in profit or loss	(15)
Due to hedged item affecting profit or loss	5	£ 7
Time value of options
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (4)